CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 339.2		$ 1,157.8
Accounts receivable, net	2,568.0		2,225.1
Inventories	1,321.9		1,088.1
Deferred income taxes	163.0		205.2
Other current assets	306.3		215.8
Total current assets	4,698.4		4,892.0
Property, plant and equipment, net	2,882.0		2,409.1
Goodwill	6,862.9		5,920.5
Other intangible assets, net	4,785.3		4,044.1
Other assets	407.9		306.6
Total assets	19,636.5		17,572.3
Current liabilities
Short-term debt	861.0		805.8
Accounts payable	1,021.9		879.7
Compensation and benefits	571.1		518.8
Income taxes	80.9		77.4
Other current liabilities	953.8		771.0
Total current liabilities	3,488.7		3,052.7
Long-term debt	6,043.5		5,736.1
Postretirement health care and pension benefits	795.6		1,220.5
Other liabilities	1,899.3		1,402.9
Total liabilities	12,227.1		11,412.2
Equity
Common stock	345.1	[1]	342.1	[1]
Additional paid-in capital	4,692.0		4,249.1
Retained earnings	4,699.0		4,020.6
Accumulated other comprehensive loss	(305.2)		(459.7)
Treasury stock	(2,086.6)		(2,075.1)
Total Ecolab shareholders' equity	7,344.3		6,077.0
Noncontrolling interest	65.1		83.1
Total equity	7,409.4		6,160.1
Total liabilities and equity	$ 19,636.5		$ 17,572.3

[1]	Common stock, 800.0 million shares authorized, $1.00 par value, 301.1 million shares outstanding at December 31, 2013, 294.7 million shares outstanding at December 31, 2012. Shares outstanding are net of treasury stock.